Segment Information	6 Months Ended
Jun. 30, 2025
Segment Information
Segment Information

3)Segment Information

The Partnership has not presented segment information as it considers its operations to occur in one reportable segment, the shuttle tanker market. As of June 30, 2025 and 2024, the Partnership’s fleet consisted of eighteen vessels, and operated under time charters and bareboat charters. In both time charters and bareboat charters, the charterer, not the Partnership, controls the choice of which trading areas the Vessels will serve. Accordingly, the Partnership’s management, including the chief operating decision makers, does not evaluate performance according to geographical region.

The following table presents time charter and bareboat revenues and percentages of revenues for material customers that accounted for more than 10% of the Partnership’s consolidated revenues during the three and six months ended June 30, 2025 and 2024. All of these customers are subsidiaries of major national or international oil companies.

	Three Months Ended June 30,				Six Months Ended June 30,
(U.S. Dollars in thousands)	2025		2024		2025		2024
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	$22,436	26%	$18,004	24%	$41,247	24%	$32,343	22%
Equinor ASA	14,236	17%	14,067	19%	28,755	17%	24,140	16%
Eni Trading and Shipping S.p.A.	11,603	14%	—	0%	23,002	14%	—	0%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	9,317	11%	11,174	15%	18,143	11%	23,019	15%
Chartering and Shipping Service S.A., a subsidiary of TotalEnergies	9,588	11%	4,514	6%	19,077	11%	8,995	6%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V., combined with Repsol Trading S.A	7,603	9%	10,270	14%	16,606	10%	20,528	14%
KNOT	$—	—%	$7,495	10%	$2,777	2%	$14,311	10%

The Partnership has financial assets that expose it to credit risk arising from possible default by a counterparty. The Partnership considers its counterparties to be creditworthy banking and financial institutions and does not expect any significant loss to result from non-performance by such counterparties. The maximum loss due to credit risk that the Partnership would incur if counterparties failed completely to perform would be the carrying value of cash and cash equivalents, and derivative assets. The Partnership, in the normal course of business, does not demand collateral from its counterparties.

The chief operating decision maker manages the business activities on a consolidated basis and assesses performance for the shuttle tanker segment based on operating income that also is reported on the Consolidated Statements of Operations. Although separate vessel financial information is available, the chief operating decision maker internally evaluates the performance of the Partnership as a whole and not on basis of each vessel or charters. As a result, the Partnership has determined that it has one reportable segment. Consolidated expenses presented within the Consolidated Statements of Operations are considered to be significant expenses as they are important to the Partnership’s segment and regularly reported to the chief operating decision maker. The Partnership has not identified any other significant expense categories. The measure of segment assets is reported within the Consolidated Balance Sheets.

The chief operating decision maker uses operating income to evaluate performance and allocation of resources. In this industry, the nature of allocation of resources for new capital expenditure is typically not related to the existing vessels but would rather result in the acquisition or construction of a new shuttle tanker. Typically, such investment decisions are not made on a speculative basis but would occur when a specific long-term customer contract has already been negotiated. The ability to negotiate a contract with acceptable terms to justify such a major capital expenditure is dependent on the prevailing market conditions at the time of the negotiation rather than on historical indicators of operations. Much of the ongoing capital expenditure is driven by classification requirements and is to a large extent unavoidable.

The decisions related to resource allocation and the assessment of the operating results of the Partnership is the responsibility of the Board of Directors, top executives and the entity that has technical management of the vessels on time charters. The Partnership’s chief operating decision maker is as such the Board of Directors.

The Partnership does not have intra-entity sales or transfers.

For information about reported segment assets, segment revenue, significant segment expense categories and segment profit or loss, reference is made to the Consolidated Balance Sheets and Consolidated Statements of Operations.